ASSETS PLEDGED	12 Months Ended
Dec. 31, 2013
Assets pledged [Abstract]
ASSETS PLEDGED
15.   ASSETS PLEDGED

(in thousands of $)	2013	2012
Vessel, net	39,559	42,390
Restricted cash and investments	5,169	13,066
	44,728	55,456

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.